RGR RETURNS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RGR RETURNS [Abstract]
Opening balance	R$ 932,250	R$ 1,319,921
Payment of principal	(250,803)	(392,681)
Interest paid	(19,333)	(50,369)
Interest incurred	33,591	55,379
Closing balance	695,705	932,250
Current	695,705	492,276
Non-Current	R$ 0	R$ 439,974